LOSS PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
LOSS PER SHARE

13.

LOSS PER SHARE

Basic and diluted loss per share for the years ended December 31, 2016, 2017 and 2018 are calculated as follows:

	Year Ended December 31,
	2016	2017	2018	2018
	CNY	CNY	CNY	US$

Loss for the year:
From continuing operations	(4,445)	(6,179)	(6,176)	(897)
From discontinued operations	(18,591)	(23,817)	—	—

Weighted average number of common shares:
Basic and diluted	24,910,916	24,910,916	24,910,916	24,910,916

Loss per share:
Basic and diluted:
From continuing operations	(0.18)	(0.25)	(0.25)	(0.04)
From discontinued operations	(0.74)	(0.95)	—	—
	(0.92)	(1.20)	(0.25)	(0.04)

The Company did not have any potential diluted shares throughout the years. Accordingly, the diluted loss per share amounts are the same as the basic loss per share amounts.